Credit Risk - Summary of Balances with Other Banco Santander Companies (Detail) - Santander UK Group Holdings plc - GBP (£) £ in Billions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 4.0	£ 4.0
Financial liabilities	13.9	13.6
Spain (excl. Banco Santander)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.6	1.6
Financial liabilities	2.3	2.2
UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.4	2.4
Financial liabilities	11.5	11.2
Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.1	0.2
Banks
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.6	1.6
Financial liabilities	2.3	2.3
Banks | Spain (excl. Banco Santander)
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.6	1.6
Financial liabilities	2.2	2.1
Banks | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Banks | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.1	0.2
Other Financial Institutions
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.4	2.4
Financial liabilities	11.6	11.3
Other Financial Institutions | Spain (excl. Banco Santander)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.1	0.1
Other Financial Institutions | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.4	2.4
Financial liabilities	11.5	11.2
Other Financial Institutions | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0	0.0
Corporate counterparty
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate counterparty | Spain (excl. Banco Santander)
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate counterparty | UK
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Corporate counterparty | Uruguay
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	£ 0.0	£ 0.0